Earnings per Share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share
14	Earnings per share

(a)	Basic

Basic earnings per share is calculated by dividing the profit attributable to owners of the Company by the weighted average number of ordinary shares in issue during the year.

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Net profit attributable to owners of the Company	6,143,222	5,336,331	2,215,728

Weighted average number of ordinary shares in issue (thousands of shares)	10,803,690	10,823,497	10,823,814

Basic earnings per share (RMB per share)	RMB 0.569	RMB 0.493	RMB 0.205

Basic earnings per ADS (RMB per ADS)	RMB 56.862	RMB 49.303	RMB 20.452

(b)	Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares.

As at 31 December 2017, The Company has dilutive potential ordinary shares from share options. The number of shares that would have been issued assuming the exercise of the share options less the number of shares that could have been issued at fair value (determined as the average market price per the Company’s A share for year ended 31 December 2017) for the same total proceeds is the number of shares issued for no consideration. The resulting number of shares issued for no consideration is included in the weighted average number of ordinary shares as the denominator for calculating diluted earnings per share. As at 31 December 2019 and 31 December 2018, there was no potential dilutive ordinary share from share options due to the forfeit of the third tranche of share option incentive scheme.

The calculation of the diluted earnings per share for the years ended 31 December 2017, 2018 and 2019 was shown as:

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Earnings
Profit attributable to owners of the Company	6,143,222	5,336,331	2,215,728

Weighted average number of ordinary shares in issue (thousands of shares)	10,803,690	10,823,497	10,823,814
Adjustments for share options granted (thousands of shares)	6,179	-	-

Weighted average number of ordinary shares for diluted earnings per share (thousands of shares)	10,809,869	10,823,497	10,823,814

Diluted earnings per share (RMB per share)	RMB 0.568	RMB 0.493	RMB 0.205

Diluted earnings per ADS (RMB per ADS)(i)	RMB 56.830	RMB 49.303	RMB 20.452

(i)	ADSs” are references to our American Depositary Shares, which are listed and traded on the New York Stock Exchange. Each ADS represents 100 H Shares.